Note 10 - Share-based Compensation	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
10.	Share-based compensation

On
February 24, 2017,
in connection with the IPO, the Company’s board of directors and shareholders approved a new equity compensation plan, the
2017
Omnibus Incentive Plan, which became effective on
March 9, 2017,
to provide an additional incentive to selected officers, employees, non-employee directors, independent contractors and consultants of the Company (the “Participants”) under certain conditions. Under the
2017
Omnibus Incentive Plan, the maximum number of the Company’s ordinary shares reserved for issuance is
2,137,037
shares.

During the
six
months ended
June 30, 2018,
the Company granted a total of
30,000
nonqualified share options, with an exercise price of
$27.30
per ordinary share. The share options have a contractual term of
10
years based on certain service or performance conditions.

During the
six
months ended
June 30, 2018,
75,000
restricted shares were forfeited, and
7,100
share options and
20,000
restricted shares were cancelled.

As of
June 30, 2018,
options and restricted shares outstanding totaled
365,900
and
223,162,
respectively.

The following table summarizes total share-based compensation expense recognized for the three
and
six
months ended
June 30, 2017
and
2018:

	Three months ended June 30,		Six months ended June 30,
	2017	2018	2017	2018
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	6,930	978	6,930	5,851
General and administrative	1,826	14	1,826	(658)

Total	8,756	992	8,756	5,193